Global Atlantic American Funds® Managed Risk Portfolio

Portfolio of Investments (Unaudited)

March 31, 2025

	Shares/ Principal	Fair Value
Variable Insurance Trusts - 86.5%
Debt Funds - 34.5%
American Funds Insurance Series - American High-Income Trust, Class 1	151,863	$1,412,330
American Funds Insurance Series - The Bond Fund of America, Class 1(a)	4,057,924	38,672,015
American Funds Insurance Series - U.S. Government Securities Fund, Class 1	845,953	8,383,398
Total Debt Funds		48,467,743
Equity Funds - 52.0%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	521,513	8,099,096
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	455,052	7,717,688
American Funds Insurance Series - Washington Mutual Investors Fund, Class 1	1,119,833	18,958,766
American Funds Insurance Series Growth Fund, Class 1	168,084	19,909,530
American Funds Insurance Series Growth-Income Fund, Class 1	272,481	18,395,187
Total Equity Funds		73,080,267
Total Variable Insurance Trusts
(Cost - $101,017,800)		121,548,010
Mutual Funds - 9.2%
Equity Funds - 9.2%
American Funds International Growth and Income Fund (Cost - $12,349,319)	338,541	12,989,835
Short-Term Investments - 4.4%
Money Market Funds - 4.4%
Dreyfus Government Cash Management, 4.23%(b)	6,085,244	6,085,244
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.23%(b)	122,360	122,360
Total Short-Term Investments (Cost - $6,207,604)		6,207,604
Total Investments - 100.1%
(Cost - $119,574,723)		$140,745,449
Other Assets Less Liabilities - Net (0.1)%		(198,085)
Total Net Assets - 100.0%		$140,547,364

(a)	The fair value of this holding exceeds 25% of the Fund's net assets. Additional information for this holding, including financial statements, is available from the SEC's EDGAR database at www.sec.gov.
(b)	The rate shown is the annualized seven-day yield at period end.